Note 17 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
	2025	2024
Balance, January 1	$1,152,618	$1,072,066
RNCI share of earnings	57,469	53,958
RNCI redemption increment	63,608	21,243
Distributions paid to RNCI	(70,871)	(71,700)
Purchase of interests from RNCI	(78,156)	(17,189)
Sale of interests to RNCI	30,674	12,664
Disposal of operations (note 5)	(493)	-
RNCI recognized on business acquisitions	130,197	82,199
RNCI recognized on warehouse fund assets (note 6)	-	48,877
RNCI derecognized on warehouse fund assets (note 6)	-	(49,500)
Balance, December 31	$1,285,046	$1,152,618